Share Capital (Details Narrative) - Subsidiary [Member] - $ / shares	Dec. 31, 2024	Jul. 31, 2024	Mar. 20, 2024
Common stock, shares authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized		20,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Shares Issued	500	500
Preferred Stock, Shares Outstanding	500	500